Supplement to
Fidelity® Variable
Insurance Products
Initial Class
April 30, 2006
Prospectus

The Board of Trustees has approved restructuring the funds in this product line to align them to the extent possible with the following 10 sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities. The purpose of the restructuring is to align the funds' investment goals more closely with standard industry descriptions. Most of the funds will adopt new sector and industry benchmark indices as shown below. The product line restructuring will not occur until certain shareholder approvals have been obtained.

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of the VIP Sector portfolios will be held to vote on various proposals. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Included in the proxy statement are proposals to change fundamental investment policies for the following funds, in order to facilitate aligning them to their new benchmark indices. If shareholders approve the proxy proposals, the funds will adopt new 80% name test policies and change their names as shown below. The changes will take effect on the first day of the month following shareholder approval of the proxy proposals.

Current name and name test policy	New name and/or new name test policy 	New benchmark index	Nature of Change

VIP Consumer Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally

VIP Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services

		MSCI US Investable Market Consumer Discretionary Index	Narrow fund to exclude consumer staples

VIP Cyclical Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries

VIP Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment

		MSCI US Investable Market Industrials Index	Modify fund to focus on industrial products, services, or equipment

VIP Telecommunication & Utilities Growth Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations

VIP Utilities Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations (no change in name test policy)

		MSCI US Investable Market Utilities Index	Narrow fund to exclude telecom and focus on utilities

VIP Natural Resources Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power

		MSCI US Investable Market Energy Index	Narrow fund to exclude industrial or agricultural materials and unfinished goods and focus on energy

VIPFCI-06-04 July 24, 2006
1.765122.125

To determine whether the proposals were approved by shareholders, visit www.advisor.fidelity.com or www.fidelity.com after September 20, 2006.

Other funds scheduled to adopt new benchmarks are as follows:

VIP Financial Services Portfolio	MSCI US Investable Market Financials Index
VIP Health Care Portfolio	MSCI US Investable Market Health Care Index
VIP Technology Portfolio	MSCI US Investable Market Information Technology Index

The following information replaces the biographical information for VIP Consumer Industries Portfolio found in the "Fund Management" section on page 19.

Robert Lee is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Martin Zinny is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the University of Chicago. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 19.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.


Supplement to
Fidelity® Variable Insurance Products
Investor Class
April 30, 2006
Prospectus

The Board of Trustees has approved restructuring the funds in this product line to align them to the extent possible with the following 10 sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities. The purpose of the restructuring is to align the funds' investment goals more closely with standard industry descriptions. Most of the funds will adopt new sector and industry benchmark indices as shown below. The product line restructuring will not occur until certain shareholder approvals have been obtained.

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of the VIP Sector portfolios will be held to vote on various proposals. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Included in the proxy statement are proposals to change fundamental investment policies for the following funds, in order to facilitate aligning them to their new benchmark indices. If shareholders approve the proxy proposals, the funds will adopt new 80% name test policies and change their names as shown below. The changes will take effect on the first day of the month following shareholder approval of the proxy proposals.

Current name and name test policy	New name and/or new name test policy 	New benchmark index	Nature of Change

VIP Consumer Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally

VIP Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services

		MSCI US Investable Market Consumer Discretionary Index	Narrow fund to exclude consumer staples

VIP Cyclical Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries

VIP Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment

		MSCI US Investable Market Industrials Index	Modify fund to focus on industrial products, services, or equipment

VIP Telecommunication & Utilities Growth Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations

VIP Utilities Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations (no change in name test policy)

		MSCI US Investable Market Utilities Index	Narrow fund to exclude telecom and focus on utilities

VIP Natural Resources Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power

		MSCI US Investable Market Energy Index	Narrow fund to exclude industrial or agricultural materials and unfinished goods and focus on energy

VIPINVF-06-04 July 24, 2006
1.824639.104

To determine whether the proposals were approved by shareholders, visit www.advisor.fidelity.com or www.fidelity.com after September 20, 2006.

Other funds scheduled to adopt new benchmarks are as follows:

VIP Financial Services Portfolio	MSCI US Investable Market Financials Index
VIP Health Care Portfolio	MSCI US Investable Market Health Care Index
VIP Technology Portfolio	MSCI US Investable Market Information Technology Index

The following information replaces the biographical information for VIP Consumer Industries Portfolio found in the "Fund Management" section on page 20.

Robert Lee is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Martin Zinny is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the University of Chicago. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 20.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.


Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class, and Service Class 2
Freedom Funds
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VIPFF2K-06-02 July 24, 2006
1.828420.101

Supplement to the
Fidelity® Variable Insurance Products
Freedom Lifetime Income Funds
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

The following is a corrected presentation of the chart found in the "Fund Basics" section on page 8.



VIPFLI-06-02 July 24, 2006
1.832271.101

Supplement to the
Fidelity® Variable Insurance Products
Service Class and Services Class 2 FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio
April 11, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VFMSCSC2-06-01 July 24, 2006
1.833267.100

Supplement to the
Fidelity® Variable Insurance Products
Investor Class FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio
April 11, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VIPFM-06-01 July 24, 2006
1.833268.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2 International Capital Appreciation Portfolio
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP International Capital Appreciation Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VIPCAP-06-01 July 24, 2006
1.821021.102

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R, Service Class R, and Service Class 2 R International Capital Appreciation Portfolio
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP International Capital Appreciation Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VIPCAR-06-01 July 24, 2006
1.820983.102

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R International Capital Appreciation Portfolio and Overseas Portfolio
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP International Capital Appreciation Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VCAR-VOR-06-01 July 24, 2006
1.833266.100

Supplement to the
Fidelity® Variable Insurance Products
Investor Class R International Capital Appreciation Portfolio and Overseas Portfolio
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP International Capital Appreciation Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VIPINVR-06-01 July 24, 2006
1.826041.101

Supplement to the
Fidelity® Variable Insurance Products
Investor FreedomSM Funds
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Investor Freedom Income PortfolioSM , VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, and VIP Investor Freedom 2030 Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VIPIFF-06-02 July 24, 2006
1.828376.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2 Growth Stock Portfolio
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Growth Stock Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VGRS-06-01 July 24, 2006
1.798014.102

Supplement to
Fidelity® Variable Insurance Products Service Class 2
Natural Resources Portfolio
April 30, 2006
Prospectus

The Board of Trustees has approved restructuring the funds in this product line to align them to the extent possible with the following 10 sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities. The purpose of the restructuring is to align the funds' investment goals more closely with standard industry descriptions. Most of the funds will adopt new sector and industry benchmark indices as shown below. The product line restructuring will not occur until certain shareholder approvals have been obtained.

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of the VIP Sector portfolios will be held to vote on various proposals. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Included in the proxy statement are proposals to change fundamental investment policies for the following funds, in order to facilitate aligning them to their new benchmark indices. If shareholders approve the proxy proposals, the funds will adopt new 80% name test policies and change their names as shown below. The changes will take effect on the first day of the month following shareholder approval of the proxy proposals.

Current name and name test policy	New name and/or new name test policy 	New benchmark index	Nature of Change

VIP Consumer Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally

VIP Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services

		MSCI US Investable Market Consumer Discretionary Index	Narrow fund to exclude consumer staples

VIP Cyclical Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries

VIP Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment

		MSCI US Investable Market Industrials Index	Modify fund to focus on industrial products, services, or equipment

VIP Telecommunication & Utilities Growth Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations

VIP Utilities Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations (no change in name test policy)

		MSCI US Investable Market Utilities Index	Narrow fund to exclude telecom and focus on utilities

VIP Natural Resources Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power

		MSCI US Investable Market Energy Index	Narrow fund to exclude industrial or agricultural materials and unfinished goods and focus on energy

VNR2-06-02 July 24, 2006
1.832958.101

To determine whether the proposals were approved by shareholders, visit www.advisor.fidelity.com or www.fidelity.com after September 20, 2006.

Other funds scheduled to adopt new benchmarks are as follows:

VIP Financial Services Portfolio	MSCI US Investable Market Financials Index
VIP Health Care Portfolio	MSCI US Investable Market Health Care Index
VIP Technology Portfolio	MSCI US Investable Market Information Technology Index

The following information replaces the biographical information found in the "Fund Management" section on page 10.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.


Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2 Strategic Income Portfolio
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Strategic Income Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VIPSI-06-01 July 24, 2006
1.805596.104

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2 Real Estate Portfolio
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Real Estate Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VREA-06-01 July 24, 2006
1.798012.103

Supplement to the
Fidelity® Variable Insurance Products
Initial Class,
Service Class,
and Service Class 2
Value Leaders Portfolio
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Value Leaders Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

VVL-06-01 July 24, 2006
1.798016.102

Supplement to the
Fidelity® Variable Insurance Products
Initial Class,
Service Class,
and Service Class 2
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Growth Stock Portfolio, VIP Real Estate Portfolio, VIP Strategic Income Portfolio, and VIP Value Leaders Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 51.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information replaces the biographical information for Rich Fentin found under the heading "Fund Management" in the "Fund Services" section on page 64.

Matthew Friedman is manager of VIP Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VIPIS2-06-05 July 24, 2006
1.816774.111

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Growth Stock Portfolio, VIP Real Estate Portfolio, VIP Strategic Income Portfolio, and VIP Value Leaders Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following replaces similar information for VIP Investment Grade Bond Portfolio on page 34.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information replaces the biographical information for Richard Fentin found in the "Fund Management" section beginning on page 46.

Matthew Friedman is the manager of VIP Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VIPICSD-06-05 July 24, 2006
1.816775.110

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Growth Stock Portfolio, VIP Real Estate Portfolio, VIP Strategic Income Portfolio, and VIP Value Leaders Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 36.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information replaces the biographical information for Rich Fentin found in the "Fund Management" section on page 48.

Matthew Friedman is manager of VIP: Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VIPINV-06-05 July 24, 2006
1.821023.107